Document And Entity Information	6 Months Ended
	Jun. 30, 2013	Jul. 15, 2013
Document And Entity Information [Abstract]
Document Type	10-Q
Amendment Flag	false
Document Period End Date	Jun. 30, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	Q2
Entity Registrant Name	RADIOSHACK CORP
Entity Central Index Key	0000096289
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		99,703,041